Income taxes	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Income taxes
12. Income taxes
Income taxes recognized in the income statement can be detailed as follows:

Million US dollar	2024	2023	2022
Current year	(3 252)	(2 828)	(2 785)
(Underprovided)/overprovided in prior years	(211)	(95)	157
Current tax expense	(3 463)	(2 923)	(2 628)

Origination and reversal of temporary differences	482	855	829
Recognition/(de-recognition) of deferred tax assets on tax losses (carried forward)	(171)	(166)	(128)
Deferred tax (expense)/income	311	689	701

Total income tax expense in the income statement	(3 152)	(2 234)	(1 928)
The reconciliation of the effective tax rate with the aggregated weighted nominal tax rate can be summarized as follows:

Million US dollar	2024	2023	2022

Profit/(loss) before tax	10 568	9 124	9 524
Deduct share of results of associates	329	295	299
Deduct exceptional share of results of associates	104	(35)	(1 143)
Profit before tax and before share of results of associates	10 134	8 864	10 369

Adjustments to the tax basis
Government incentives	(376)	(756)	(713)
Non-deductible/(non-taxable) mark-to-market on derivatives	1 211	325	(606)
Other expenses not deductible for tax purposes	1 725	1 632	1 590
Other non-taxable income	(560)	(647)	(576)

Adjusted tax basis	12 133	9 417	10 065

Aggregate weighted nominal tax rate	26.3%	27.4%	26.7%

Tax at aggregated nominal tax rate	(3 196)	(2 583)	(2 691)

Adjustments on tax expense
Recognition/(de-recognition) of deferred tax assets on tax losses (carried forward)	(171)	(166)	(128)
(Underprovided)/overprovided in prior years	(211)	(95)	157
Deductions from interest on equity	240	781	790
Deductions from goodwill and other tax deductions	736	491	473
Change in tax rate	10	2	48
Withholding taxes	(497)	(559)	(436)
Other tax adjustments	(62)	(105)	(140)

Total tax expense	(3 152)	(2 234)	(1 928)

Effective tax rate	31.1%	25.2%	18.6%
The total income tax expense for 2024 amounts to 3 152m US dollar compared to 2 234m US dollar for 2023 and 1 928m US dollar for 2022. The effective tax rate is 31.1% for 2024 compared to 25.2% for 2023 and 18.6% for 2022.
The 2024 and 2023 effective tax rates were negatively impacted by non-deductible
losses from derivatives related to hedging of share-based payment programs and hedging of the shares issued in a transaction related to the combination with Grupo Modelo and SAB, while the 2022 effective tax rate was positively impacted by non-taxable
gains from these derivatives. Furthermore, the 2024 effective tax rate includes
(205)
m US dollar exceptional tax expense, reflecting mainly the net impact of a (240)m US dollar (4.5 billion South African rand) resolution of South African tax matters, the income tax on exceptional items and the release of tax provisions
. The 2022 effective tax rate included 350m US dollar benefit from a reorganization which resulted in the utilization of current year and carry forward interests for which no deferred tax asset was recognized

(refer to Note 8
Exceptional items
). Changes in legislation in Brazil effective 1 January 2024 related to deductions from interest on capital and taxation of regional tax incentives which were exempt for corporate income tax until 31 December 2023, negatively impacted the 2024 effective tax rate.
Effective 1 January 2024, the company and its subsidiaries are within the scope of the OECD Pillar Two model rules either based on the adoption of Pillar Two legislation by Belgium, the jurisdiction in which the parent entity is incorporated, or by other jurisdictions where the company operates. The company assessed the impact for 2024 and concluded the impact to be not material.
The company benefits from tax exempted income and tax credits which are expected to continue in the future. The company does not have significant benefits coming from low tax rates in any particular jurisdiction.
Income taxes were directly recognized in other comprehensive income as follows:

Million US dollar	2024	2023	2022

Re-measurements of post-employment benefits	(48)	(13)	(126)
Exchange differences, cash flow and net investment hedges	10	(41)	(51)
Income tax (losses)/gains	(38)	(54)	(177)